Taxation (Treatment of Toll Charge Related to the U.S. TCJA) (Details) - USD ($) $ in Thousands	3 Months Ended
	Dec. 31, 2017	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2018
Income Tax and Tax Rate [Line Items]
Unrecognized tax benefit recorded		$ 211,848	$ 212,859	$ 200,228	$ 193,918
United States
Income Tax and Tax Rate [Line Items]
Provisional amount of income tax expense recognized for the Toll Charge	$ 219,000
Reduction in liability for deferred income tax	$ 4,000
Recognition of previously unrecognized tax benefit						$ 77,000
Unrecognized tax benefit recorded						$ 142,000
Interest in connection with unrecognized tax benefit		$ 15,000	$ 13,000	$ 8,000